Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance table
Year(1)	Summary Compensation Table Total for First PEO ($)	Summary Compensation Table Total for Second PEO ($)	Compensation Actually Paid to First PEO(2) ($)	Compensation Actually Paid to Second PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MMs)(4)	Adjusted EPS(5) ($)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return(3) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	20,591,124	N/A	7,211,720	N/A	8,470,154	3,917,791	109.62	107.78	6,282	3.17
2022	40,406,018	17,414,329	34,410,149	18,918,020	7,394,893	7,426,310	146.74	118.17	3,246	2.90
2021	25,335,936	N/A	55,348,220	N/A	13,316,860	19,729,777	160.51	118.24	2,827	2.55
2020	23,720,707	N/A	63,079,713	N/A	6,454,940	12,715,279	130.08	100.49	2,369	2.31
(1)
During 2023, our PEO was Mr. Ketchum. During 2022, our PEOs were Mr. Robo (first PEO) and Mr. Ketchum (second PEO). During 2021 and 2020, our PEO was Mr. Robo. During 2023, our non-PEO NEOs consisted of Mr. Crews, Mrs. Kujawa, Mr. Pimentel and Mr. Sieving. During 2022, our non-PEO NEOs consisted of Mr. Crews, Mrs. Kujawa, Mr. Silagy, Mr. Sieving and Ms. Caplan. During 2021 and 2020, our non-PEO NEOs consisted of Messrs. Ketchum, Silagy and Sieving and Mrs. Kujawa.

(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2023	PEO	20,591,124	(13,168,902)	9,993,852	(7,479,727)	(2,338,619)	—	(811,026)	352,471	72,547	7,211,720
	Other NEOs	8,470,154	(5,804,360)	4,172,741	(2,166,093)	(625,020)	—	(288,148)	120,554	37,962	3,917,791
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	First PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
2020	First PEO	23,720,707	(16,101,809)	22,483,170	20,062,587	13,222,028	—	(951,970)	554,570	90,431	63,079,713
	Other NEOs	6,454,940	(3,495,669)	4,783,802	3,164,051	1,901,154	—	(316,805)	193,518	30,289	12,715,279
(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

(3)
TSR is determined based on the value of an initial fixed investment of $100 and reflects reinvestment of dividends. The TSR peer group consists of the S&P 500 Utilities Index.

(4)
Net income excludes net income attributable to non-controlling interests.

(5)
See Appendix A for a reconciliation of adjusted EPS to the most directly comparable GAAP financial measure.

Over the last four years, our Company had robust financial and operational performance. Our TSR exceeded the TSR of the S&P 500 Utilities Index; an initial investment of $100 in NextEra Energy stock at the beginning of 2020 would have grown to $109.62 at the end of 2023 while the same investment in the S&P 500 Utilities Index would have yielded $107.78. Our financial performance was strong with FY2021 net income growth of 19.3% FY2022 net income growth of 14.8% and FY2023 net income growth of 93.5%. Adjusted EPS growth was 10.4% in FY2021, 13.7% in FY2022 and 9.3% in 2023.
Our Company maintains a pay for performance philosophy and the majority of compensation is performance-based as further described in our Compensation Discussion & Analysis.
The higher values for compensation actually paid in 2020 and 2021 for our PEOs and non-PEO NEOs aligns with strong TSR, net income and adjusted EPS results over the same period. In 2022 and 2023, we continued to deliver outstanding net income and adjusted EPS performance, but the stock price declines in 2022 and 2023 caused our compensation actually paid to decrease notably compared to 2021 and 2020.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
During 2023, our PEO was Mr. Ketchum. During 2022, our PEOs were Mr. Robo (first PEO) and Mr. Ketchum (second PEO). During 2021 and 2020, our PEO was Mr. Robo. During 2023, our non-PEO NEOs consisted of Mr. Crews, Mrs. Kujawa, Mr. Pimentel and Mr. Sieving. During 2022, our non-PEO NEOs consisted of Mr. Crews, Mrs. Kujawa, Mr. Silagy, Mr. Sieving and Ms. Caplan. During 2021 and 2020, our non-PEO NEOs consisted of Messrs. Ketchum, Silagy and Sieving and Mrs. Kujawa.

Peer Group Issuers, Footnote	(3) TSR is determined based on the value of an initial fixed investment of $100 and reflects reinvestment of dividends. The TSR peer group consists of the S&P 500 Utilities Index.
Adjustment To PEO Compensation, Footnote
(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2023	PEO	20,591,124	(13,168,902)	9,993,852	(7,479,727)	(2,338,619)	—	(811,026)	352,471	72,547	7,211,720
	Other NEOs	8,470,154	(5,804,360)	4,172,741	(2,166,093)	(625,020)	—	(288,148)	120,554	37,962	3,917,791
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	First PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
2020	First PEO	23,720,707	(16,101,809)	22,483,170	20,062,587	13,222,028	—	(951,970)	554,570	90,431	63,079,713
	Other NEOs	6,454,940	(3,495,669)	4,783,802	3,164,051	1,901,154	—	(316,805)	193,518	30,289	12,715,279
(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

Non-PEO NEO Average Total Compensation Amount	$ 8,470,154	$ 7,394,893	$ 13,316,860	$ 6,454,940
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,917,791	7,426,310	19,729,777	12,715,279
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Option and Stock Awards Granted in Fiscal Year ($)	Add Fair Value at Fiscal Year-End of Unvested Option and Stock Awards Granted in Fiscal Year ($)	Add Change in FAIR Value of Unvested Option and Stock Awards Granted in Prior Fiscal Year ($)	Add Change in FAIR Value of Option and Stock Awards Vested in Fiscal Year ($)	Deduct Fair Value of Option and Stock Awards Forfeited in Fiscal Year ($)	Deduct Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT ($)	Add Pension Service Cost ($)	Add Dividends Paid on Unvested Shares in Fiscal Year ($)	Compensation Actually Paid ($)(i)
2023	PEO	20,591,124	(13,168,902)	9,993,852	(7,479,727)	(2,338,619)	—	(811,026)	352,471	72,547	7,211,720
	Other NEOs	8,470,154	(5,804,360)	4,172,741	(2,166,093)	(625,020)	—	(288,148)	120,554	37,962	3,917,791
2022	First PEO	40,406,018	(13,094,677)	18,259,934	(1,507,964)	(9,326,246)	—	(1,000,479)	597,194	76,368	34,410,149
	Second PEO	17,414,329	(10,623,931)	15,168,274	(1,053,175)	(1,857,707)	—	(475,209)	292,699	52,740	18,918,020
	Other NEOs	7,394,893	(4,332,201)	6,010,715	(554,750)	(1,002,574)	—	(305,362)	185,918	29,670	7,426,310
2021	First PEO	25,335,936	(17,391,104)	23,190,233	14,918,520	9,630,919	—	(1,023,668)	598,193	89,191	55,348,220
	Other NEOs	13,316,860	(9,961,104)	12,160,788	2,529,143	1,788,740	—	(375,214)	238,766	31,799	19,729,777
2020	First PEO	23,720,707	(16,101,809)	22,483,170	20,062,587	13,222,028	—	(951,970)	554,570	90,431	63,079,713
	Other NEOs	6,454,940	(3,495,669)	4,783,802	3,164,051	1,901,154	—	(316,805)	193,518	30,289	12,715,279
(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

Compensation Actually Paid vs. Total Shareholder Return	the relationship between CAP and our TSR;
Compensation Actually Paid vs. Net Income	the relationship between CAP and our Net Income; and
Compensation Actually Paid vs. Company Selected Measure
the relationship between CAP and the Company’s Adjusted EPS for each year, which is our Company Selected Measure (“CSM”). The CSM represents, in our assessment, the most important financial performance measure used to link CAP to Company performance.

Total Shareholder Return Vs Peer Group	the relationship between our cumulative TSR and the TSR of the S&P 500 Utilities Index (“Peer Group TSR”);
Tabular List, Table
Tabular list of most important measures to determine 2023 compensation actually paid
The list below represents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and non-PEO NEOs for 2023 to Company performance. The measures are not ranked. Descriptions of these measures, and the manner in which these measures determine the amounts of incentive compensation paid to our NEOs, is described in our Compensation Discussion & Analysis within the sections titled “2023 Annual Performance-Based Incentive Compensation” and “2023 Long-Term Performance-Based Equity Compensation.”
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Adjusted EPS
»
Adjusted ROE
»
Adjusted Earnings

Total Shareholder Return Amount	$ 109.62	146.74	160.51	130.08
Peer Group Total Shareholder Return Amount	107.78	118.17	118.24	100.49
Net Income (Loss)	$ 6,282,000,000	$ 3,246,000,000	$ 2,827,000,000	$ 2,369,000,000
Company Selected Measure Amount | $ / shares	3.17	2.9	2.55	2.31
PEO Name	Mr. Ketchum
Percentage Of Income Growth	93.50%	14.80%	19.30%
Percentage Of Adjusted EPS Growth	9.30%	13.70%	10.40%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(4)
Net income excludes net income attributable to non-controlling interests.

(5)
See Appendix A for a reconciliation of adjusted EPS to the most directly comparable GAAP financial measure.

Over the last four years, our Company had robust financial and operational performance. Our TSR exceeded the TSR of the S&P 500 Utilities Index; an initial investment of $100 in NextEra Energy stock at the beginning of 2020 would have grown to $109.62 at the end of 2023 while the same investment in the S&P 500 Utilities Index would have yielded $107.78. Our financial performance was strong with FY2021 net income growth of 19.3% FY2022 net income growth of 14.8% and FY2023 net income growth of 93.5%. Adjusted EPS growth was 10.4% in FY2021, 13.7% in FY2022 and 9.3% in 2023.
Our Company maintains a pay for performance philosophy and the majority of compensation is performance-based as further described in our Compensation Discussion & Analysis.
The higher values for compensation actually paid in 2020 and 2021 for our PEOs and non-PEO NEOs aligns with strong TSR, net income and adjusted EPS results over the same period. In 2022 and 2023, we continued to deliver outstanding net income and adjusted EPS performance, but the stock price declines in 2022 and 2023 caused our compensation actually paid to decrease notably compared to 2021 and 2020.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROE
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings
DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James Robo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,591,124	40,406,018	$ 25,335,936	$ 23,720,707
PEO Actually Paid Compensation Amount	7,211,720	34,410,149	55,348,220	63,079,713
James Robo [Member] | DEDUCT OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,094,677)	(17,391,104)	(16,101,809)
James Robo [Member] | ADD FAIR VALUE AT FISCAL YEAR-END OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,259,934	23,190,233	22,483,170
James Robo [Member] | ADD CHANGE IN FAIR VALUE OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN PRIOR FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,507,964)	14,918,520	20,062,587
James Robo [Member] | ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,326,246)	9,630,919	13,222,028
James Robo [Member] | DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
James Robo [Member] | DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,000,479)	(1,023,668)	(951,970)
James Robo [Member] | ADD PENSION SERVICE COST
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		597,194	598,193	554,570
James Robo [Member] | ADD DIVIDENDS PAID ON UNVESTED SHARES IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		76,368	89,191	90,431
John Ketchum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	20,591,124	17,414,329
PEO Actually Paid Compensation Amount	7,211,720	18,918,020
John Ketchum [Member] | DEDUCT OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,168,902)	(10,623,931)
John Ketchum [Member] | ADD FAIR VALUE AT FISCAL YEAR-END OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,993,852	15,168,274
John Ketchum [Member] | ADD CHANGE IN FAIR VALUE OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN PRIOR FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,479,727)	(1,053,175)
John Ketchum [Member] | ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,338,619)	(1,857,707)
John Ketchum [Member] | DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
John Ketchum [Member] | DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(811,026)	(475,209)
John Ketchum [Member] | ADD PENSION SERVICE COST
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352,471	292,699
John Ketchum [Member] | ADD DIVIDENDS PAID ON UNVESTED SHARES IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,547	52,740
Non-PEO NEO | DEDUCT OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,804,360)	(4,332,201)	(9,961,104)	(3,495,669)
Non-PEO NEO | ADD FAIR VALUE AT FISCAL YEAR-END OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,172,741	6,010,715	12,160,788	4,783,802
Non-PEO NEO | ADD CHANGE IN FAIR VALUE OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN PRIOR FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,166,093)	(554,750)	2,529,143	3,164,051
Non-PEO NEO | ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(625,020)	(1,002,574)	1,788,740	1,901,154
Non-PEO NEO | DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(288,148)	(305,362)	(375,214)	(316,805)
Non-PEO NEO | ADD PENSION SERVICE COST
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,554	185,918	238,766	193,518
Non-PEO NEO | ADD DIVIDENDS PAID ON UNVESTED SHARES IN FISCAL YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 37,962	$ 29,670	$ 31,799	$ 30,289